Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2025	Dec. 29, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following (in thousands):

	As of
	September 28,	December 29,
	2025	2024
Accrued compensation and benefits	$5,983	$6,619
Professional fees	3,819	8,028
Installation costs	15,097	6,177
Accrued legal settlements	9,153	7,700
Accrued taxes	769	769
Accrued rebates and credits	5,769	7,641
Operating lease liabilities, current	1,689	1,412
Finance lease liabilities, current	1,924	2,053
Accrued warranty, current	1,229	2,531
Accrued interest (1)	3,640	4,523
Deferred consideration	5,700	—
Other accrued liabilities	4,499	8,628
Total accrued expenses and other current liabilities	$59,271	$56,081

(1)	Includes related party accrued interest of $1.2 million and $2.2 million as of September 28, 2025 and December 29, 2024, respectively.

Accrued expenses and other current liabilities consist of the following (in thousands):

	As of
	December 29,	December 31,
	2024	2023
Accrued compensation and benefits	$6,619	$3,969
Professional fees	8,028	-
Installation costs	6,177	-
Term loan and revolving loan amendment final payment fees	-	2,400
Accrued legal settlements	7,700	7,700
Accrued taxes	769	931
Accrued rebates and credits	7,641	677
Operating lease liabilities, current	1,412	607
Finance lease liabilities, current	2,053	-
Accrued warranty, current	2,531	1,433
Deferred financing fees	4,674	-
Accrued interest	1,982	-
Accrued interest due to related parties	2,541	-
Other accrued liabilities	3,954	10,153
Total accrued expenses and other current liabilities	$56,081	$27,870